Fair Value Measurement - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Held for Trading for Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 1,989	$ 457
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	1,647	292
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	1,764	307
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	122	132
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) net of hedges was realized for FVO assets and FVO liabilities	$ 20	$ 32	$ 7	$ 52	$ 0